PROJECT ASSETS, NET	12 Months Ended
Dec. 31, 2016
PROJECT ASSETS [Abstract]
PROJECT ASSETS, NET
16.	PROJECT ASSETS, NET

Project assets represent the overseas solar projects operated by the Company after the disposition of downstream solar projects. In the year ended December 31,2016, the Company obtained two small solar projects in Italy as the settlement of the accounts receivables. In addition, the Company commenced developing solar power projects in overseas which are still under construction. Project assets and related accumulated depreciation are as follows:

	As of December 31,
	2015	2016
	RMB	RMB
Completed	-	30,188,445
Under construction	-	31,935,354

Less: Accumulated depreciation	-	(7,060,303)
Project Assets, net	-	55,063,496